OTHER CURRENT ASSETS, NET (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Input VAT receivable		$ 16,249	$ 13,604
Prepaid selling and marketing fees		368	773
Short-term deposits		74	150
Prepaid income tax		417	447
Prepaid individual income tax and other employee advances		290	433
Loans to third parties	[1]	17,080	5,403
Receivable from third party	[2]	11,635	4,110
Receivable from a non-controlling interest holders		6,377	1,313
Receivable from AM Advertising and its subsidiaries	[3]	19,021
Receivables from ADS depositary		468	468
Other prepaid expenses		2,732	4,203
Other Assets Current, Gross		74,711	30,904
Allowance for doubtful amounts		(5,861)
Total other current assets		$ 68,850	$ 30,904

[1]	For the years ended December 31, 2015 and 2016, the Group entered into various loan agreements with third parties amounting with aggregated amount of $5,403 and $17,080, respectively with the terms of one year. The weighted average interest rates were 5.10% and 3.19% without any assets pledged for the years ended December 31, 2015 and 2016, respectively. As of December 31, 2015 and 2016, the bad debt allowance for loan to third parties amounted to Nil and $864, respectively.
[2]	Receivable from third party represented the working capital provided by the Group to support the third party's daily operations. As of December 31, 2015 and 2016, the bad debt allowance was Nil and $4,530, respectively.
[3]	Receivable from AM Advertising and its subsidiaries balance amounted to $19,021 as of December 31, 2016 and the payable to AM Advertising and its subsidiaries balance amounted to $25,956 (See Note 15) as of December 31, 2016. No provision was made for the receivable balance. The receivable balance was still outstanding as of the date of issuance of the financial statement.